Other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	As of December 31,
	2015	2014
	(in thousands)
Government institutions	$109	$51
Interest receivable	-	13
Prepaid expenses	270	101
	$379	$165